LONG-TERM INCENTIVE PLANS - Other plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) EquityInstruments Options	Dec. 31, 2016 USD ($) EquityInstruments Options	Dec. 31, 2016 BRL (R$) EquityInstruments	Dec. 31, 2015 USD ($) EquityInstruments Options	Dec. 31, 2015 BRL (R$) EquityInstruments Options	Dec. 31, 2017 BRL (R$) EquityInstruments Options	Dec. 31, 2016 BRL (R$) Options	Dec. 31, 2014 Options
Stock options
LONG-TERM INCENTIVE PLANS
Outstanding shares (in shares) | Options	292,391	569,115		1,074,246	1,074,246	292,391	569,115	2,448,973
North American subsidiary
LONG-TERM INCENTIVE PLANS
Outstanding liability for share-based payment transactions	$ 9	$ 10				R$ 29,800	R$ 32,600
EIP | North American subsidiary
LONG-TERM INCENTIVE PLANS
Amount of shares granted under plan		$ 9,900	R$ 34,500,000	$ 13,900	R$ 46,400,000
Vesting period (in years)		5 years	5 years	5 years	5 years
EIP | North American subsidiary | Stock options | Maximum
LONG-TERM INCENTIVE PLANS
Term of grant (in years)	10 years
EIP | North American subsidiary | SARs | Maximum
LONG-TERM INCENTIVE PLANS
Term of grant (in years)	10 years
EIP | North American subsidiary | RSUs
LONG-TERM INCENTIVE PLANS
Shares issued under plan (in shares)		2,846,835	2,846,835	3,833,542	3,833,542
EIP | North American subsidiary | PSUs
LONG-TERM INCENTIVE PLANS
Shares issued under plan (in shares)		3,820,894	3,820,894	1,792,456	1,792,456
LTIP
LONG-TERM INCENTIVE PLANS
Vesting period (in years)	4 years
LTIP | Stock options
LONG-TERM INCENTIVE PLANS
Outstanding shares (in shares) | Options	40,873					40,873
LTIP | SARs
LONG-TERM INCENTIVE PLANS
Outstanding shares (in shares)	535,543					535,543